Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows (Detail) - Consolidated entities [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of the year	¥ 1,382,066	¥ 1,024,526	¥ 756,811
Sales and transfers of oil and gas produced, net of production costs	(303,222)	(308,217)	(232,387)
Net changes in prices and production costs and other	(87,046)	510,325	367,132
Extensions, discoveries and improved recovery	134,631	129,824	77,249
Development costs incurred	53,450	39,725	38,613
Revisions of previous quantity estimates	(17,380)	10,018	14,555
Accretion of discount	149,693	103,225	76,860
Net change in income taxes	12,877	(127,360)	(74,307)
End of the year	¥ 1,325,069	¥ 1,382,066	¥ 1,024,526